Schedule of Investments (unaudited) September 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co.	458,126	$75,709,903
General Dynamics Corp.	200,676	27,779,579
Howmet Aerospace, Inc.	339,873	5,682,676
Huntington Ingalls Industries, Inc.	35,861	5,047,436
L3Harris Technologies, Inc.	186,671	31,704,203
Lockheed Martin Corp.	212,404	81,410,205
Northrop Grumman Corp.	133,588	42,145,678
Raytheon Technologies Corp.	1,319,038	75,897,446
Teledyne Technologies, Inc.(a)	31,829	9,873,674
Textron, Inc.	195,208	7,045,057
TransDigm Group, Inc.	46,804	22,237,516

		384,533,373

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	115,921	11,845,967
Expeditors International of Washington, Inc.	144,763	13,103,947
FedEx Corp.	208,029	52,323,454
United Parcel Service, Inc., Class B	610,732	101,766,273

		179,039,641

Airlines — 0.2%
Alaska Air Group, Inc.	104,278	3,819,703
American Airlines Group, Inc.(b)	439,112	5,396,686
Delta Air Lines, Inc.	550,751	16,841,966
Southwest Airlines Co.	509,319	19,099,463
United Airlines Holdings, Inc.(a)	251,247	8,730,833

		53,888,651

Auto Components — 0.1%
Aptiv PLC	233,150	21,375,192
BorgWarner, Inc.	176,581	6,840,748

		28,215,940

Automobiles — 0.2%
Ford Motor Co.	3,390,483	22,580,617
General Motors Co.	1,087,117	32,167,792

		54,748,409

Banks — 3.3%
Bank of America Corp.	6,583,215	158,589,649
Citigroup, Inc.	1,797,565	77,493,027
Citizens Financial Group, Inc.	365,770	9,246,665
Comerica, Inc.	123,273	4,715,192
Fifth Third Bancorp	611,953	13,046,838
First Republic Bank	146,729	16,002,265
Huntington Bancshares, Inc.	878,386	8,054,800
JPMorgan Chase & Co.	2,631,423	253,327,092
KeyCorp.	839,510	10,015,354
M&T Bank Corp.	108,602	10,001,158
People’s United Financial, Inc.	379,790	3,915,635
PNC Financial Services Group, Inc.	366,156	40,244,206
Regions Financial Corp.	833,745	9,613,080
SVB Financial Group(a)	45,318	10,904,417
Truist Financial Corp.	1,163,614	44,275,513
U.S. Bancorp	1,183,035	42,411,805
Wells Fargo & Co.	3,557,412	83,634,756
Zions Bancorp NA	145,771	4,259,429

		799,750,881

Beverages — 1.7%
Brown-Forman Corp., Class B(b)	156,870	11,815,448
Coca-Cola Co.	3,337,967	164,795,431
Constellation Brands, Inc., Class A	145,838	27,637,759

Security	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	161,725	$5,427,491
Monster Beverage Corp.(a)	318,762	25,564,713
PepsiCo, Inc.	1,195,547	165,702,814

		400,943,656

Biotechnology — 2.1%
AbbVie, Inc.	1,523,827	133,472,007
Alexion Pharmaceuticals, Inc.(a)	189,243	21,655,076
Amgen, Inc.	505,711	128,531,508
Biogen, Inc.(a)(b)	136,694	38,777,354
Gilead Sciences, Inc.	1,082,515	68,404,123
Incyte Corp.(a)	160,508	14,403,988
Regeneron Pharmaceuticals, Inc.(a)	90,267	50,529,661
Vertex Pharmaceuticals, Inc.(a)	225,374	61,328,773

		517,102,490

Building Products — 0.5%
Allegion PLC	79,134	7,827,144
AO Smith Corp.	116,550	6,153,840
Carrier Global Corp.	706,396	21,573,334
Fortune Brands Home & Security, Inc.	119,282	10,320,278
Johnson Controls International PLC	642,441	26,243,715
Masco Corp.	225,817	12,449,291
Trane Technologies PLC	206,627	25,053,524

		109,621,126

Capital Markets — 2.5%
Ameriprise Financial, Inc.	103,845	16,003,553
Bank of New York Mellon Corp.	703,000	24,141,020
BlackRock, Inc.(c)	122,445	69,003,880
Cboe Global Markets, Inc.	92,827	8,144,641
Charles Schwab Corp.	995,432	36,064,501
CME Group, Inc.	309,650	51,807,542
E*TRADE Financial Corp.	190,903	9,554,695
Franklin Resources, Inc.	229,824	4,676,918
Goldman Sachs Group, Inc.	297,089	59,705,976
Intercontinental Exchange, Inc.	484,604	48,484,630
Invesco Ltd.	327,515	3,736,946
MarketAxess Holdings, Inc.	33,020	15,902,102
Moody’s Corp.	138,939	40,271,469
Morgan Stanley	1,034,693	50,027,407
MSCI, Inc.	72,216	25,765,225
Nasdaq, Inc.	99,903	12,259,097
Northern Trust Corp.	179,676	14,009,338
Raymond James Financial, Inc.	108,288	7,879,035
S&P Global, Inc.(b)	208,089	75,036,893
State Street Corp.	303,979	18,035,074
T. Rowe Price Group, Inc.	195,989	25,129,710

		615,639,652

Chemicals — 1.8%
Air Products & Chemicals, Inc.	190,729	56,810,540
Albemarle Corp.	90,674	8,095,375
Celanese Corp.	102,137	10,974,621
CF Industries Holdings, Inc.	183,713	5,641,826
Corteva, Inc.	643,334	18,534,452
Dow, Inc.	639,913	30,107,907
DuPont de Nemours, Inc.	632,434	35,087,438
Eastman Chemical Co.	115,913	9,055,124
Ecolab, Inc.	214,432	42,852,091
FMC Corp.	112,854	11,952,367
International Flavors & Fragrances, Inc.	93,335	11,428,871
Linde PLC	453,617	108,019,816
LyondellBasell Industries NV, Class A	223,528	15,756,489

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	301,320	$5,505,116
PPG Industries, Inc.	203,752	24,874,044
Sherwin-Williams Co.	70,550	49,155,007

		443,851,084

Commercial Services & Supplies — 0.4%
Cintas Corp.	75,067	24,984,550
Copart, Inc.(a)	178,107	18,729,732
Republic Services, Inc.	180,884	16,885,521
Rollins, Inc.(b)	127,350	6,901,097
Waste Management, Inc.	335,588	37,978,494

		105,479,394

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	47,229	9,773,097
Cisco Systems, Inc.	3,655,307	143,982,543
F5 Networks, Inc.(a)	51,988	6,382,567
Juniper Networks, Inc.	290,641	6,248,781
Motorola Solutions, Inc.	146,601	22,988,503

		189,375,491

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	111,963	10,386,807
Quanta Services, Inc.	121,753	6,435,864

		16,822,671

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	53,454	12,580,934
Vulcan Materials Co.	115,239	15,619,494

		28,200,428

Consumer Finance — 0.5%
American Express Co.	563,118	56,452,579
Capital One Financial Corp.	394,278	28,332,817
Discover Financial Services	264,542	15,285,237
Synchrony Financial	473,928	12,402,696

		112,473,329

Containers & Packaging — 0.4%
Amcor PLC	1,345,193	14,864,383
Avery Dennison Corp.	72,705	9,294,607
Ball Corp.	281,971	23,437,430
International Paper Co.	341,409	13,840,721
Packaging Corp. of America	81,400	8,876,670
Sealed Air Corp.	133,968	5,199,298
Westrock Co.	221,545	7,696,473

		83,209,582

Distributors — 0.1%
Genuine Parts Co.	124,563	11,854,661
LKQ Corp.(a)	241,720	6,702,895

		18,557,556

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(a)	1,711,526	364,452,346

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	6,152,008	175,393,748
CenturyLink, Inc.	857,752	8,654,718
Verizon Communications, Inc.	3,572,960	212,555,390

		396,603,856

Electric Utilities — 1.8%
Alliant Energy Corp.	212,748	10,988,434
American Electric Power Co., Inc.	429,095	35,069,934
Duke Energy Corp.	634,070	56,153,239
Edison International	326,571	16,602,870

Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	173,355	$17,080,668
Evergy, Inc.	198,431	10,084,263
Eversource Energy	296,144	24,742,831
Exelon Corp.	839,719	30,028,352
FirstEnergy Corp.	470,441	13,506,361
NextEra Energy, Inc.	422,782	117,347,372
NRG Energy, Inc.	210,798	6,479,931
Pinnacle West Capital Corp.	96,814	7,217,484
PPL Corp.	668,523	18,190,511
Southern Co.	910,570	49,371,105
Xcel Energy, Inc.	453,160	31,272,572

		444,135,927

Electrical Equipment — 0.5%
AMETEK, Inc.	199,032	19,783,781
Eaton Corp. PLC	345,947	35,296,972
Emerson Electric Co.	515,985	33,833,137
Rockwell Automation, Inc.	100,605	22,201,511

		111,115,401

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	258,151	27,950,009
CDW Corp.	122,974	14,699,082
Corning, Inc.	657,033	21,294,440
FLIR Systems, Inc.	113,633	4,073,743
IPG Photonics Corp.(a)(b)	29,995	5,098,250
Keysight Technologies, Inc.(a)	160,848	15,888,565
TE Connectivity Ltd.	283,029	27,663,254
Zebra Technologies Corp., Class A(a)	46,056	11,627,298

		128,294,641

Energy Equipment & Services — 0.2%
Baker Hughes Co.	572,371	7,606,811
Halliburton Co.	750,650	9,045,333
National Oilwell Varco, Inc.	342,352	3,101,709
Schlumberger NV	1,205,365	18,755,479
TechnipFMC PLC	362,703	2,288,656

		40,797,988

Entertainment — 2.0%
Activision Blizzard, Inc.	667,853	54,062,700
Electronic Arts, Inc.(a)	249,161	32,493,086
Live Nation Entertainment, Inc.(a)	121,362	6,538,985
Netflix, Inc.(a)	380,790	190,406,424
Take-Two Interactive Software, Inc.(a)	98,542	16,281,109
Walt Disney Co.(b)	1,560,290	193,600,783

		493,383,087

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	101,270	16,203,200
American Tower Corp.	382,997	92,581,865
Apartment Investment & Management Co., Class A	128,731	4,340,809
AvalonBay Communities, Inc.	121,601	18,159,893
Boston Properties, Inc.	122,286	9,819,566
Crown Castle International Corp.	361,609	60,207,898
Digital Realty Trust, Inc.	232,261	34,086,624
Duke Realty Corp.	320,492	11,826,155
Equinix, Inc.	76,659	58,270,806
Equity Residential	295,670	15,176,741
Essex Property Trust, Inc.	56,305	11,305,481
Extra Space Storage, Inc.	110,681	11,841,760
Federal Realty Investment Trust	61,405	4,509,583
Healthpeak Properties, Inc.	464,806	12,619,483
Host Hotels & Resorts, Inc.	604,349	6,520,926
Iron Mountain, Inc.	252,876	6,774,548

2

Schedule of Investments (unaudited) (continued) September 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	361,070	$4,065,648
Mid-America Apartment Communities, Inc.	99,445	11,530,648
Prologis, Inc.	637,882	64,183,687
Public Storage	130,798	29,131,331
Realty Income Corp.	297,920	18,098,640
Regency Centers Corp.	136,212	5,178,780
SBA Communications Corp.	96,653	30,782,047
Simon Property Group, Inc.	263,910	17,069,699
SL Green Realty Corp.	63,248	2,932,810
UDR, Inc.	255,798	8,341,573
Ventas, Inc.	321,095	13,473,146
Vornado Realty Trust	135,460	4,566,357
Welltower, Inc.	360,314	19,849,698
Weyerhaeuser Co.	648,783	18,503,291

		621,952,693

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	381,229	135,336,295
Kroger Co.	670,986	22,753,135
Sysco Corp.	439,090	27,320,180
Walgreens Boots Alliance, Inc.	621,006	22,306,536
Walmart, Inc.	1,198,920	167,740,897

		375,457,043

Food Products — 1.1%
Archer-Daniels-Midland Co.	479,615	22,297,301
Campbell Soup Co.	174,803	8,455,221
Conagra Brands, Inc.	423,722	15,131,113
General Mills, Inc.	526,236	32,458,237
Hershey Co.	127,279	18,244,172
Hormel Foods Corp.	242,105	11,836,513
J.M. Smucker Co.	99,331	11,474,717
Kellogg Co.	216,799	14,003,047
Kraft Heinz Co.	559,480	16,756,426
Lamb Weston Holdings, Inc.	124,846	8,273,544
McCormick & Co., Inc.	107,590	20,883,219
Mondelez International, Inc., Class A	1,233,284	70,852,166
Tyson Foods, Inc., Class A	253,297	15,066,106

		265,731,782

Gas Utilities — 0.0%
Atmos Energy Corp.	106,510	10,181,291

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	1,528,746	166,373,427
ABIOMED, Inc.(a)	39,437	10,926,415
Align Technology, Inc.(a)(b)	61,710	20,201,386
Baxter International, Inc.	436,773	35,125,285
Becton Dickinson and Co.	250,284	58,236,081
Boston Scientific Corp.(a)(b)	1,235,302	47,200,889
Cooper Cos., Inc.	42,423	14,301,642
Danaher Corp.	545,153	117,387,796
DENTSPLY SIRONA, Inc.	191,806	8,387,676
DexCom, Inc.(a)	82,667	34,077,817
Edwards Lifesciences Corp.(a)	535,129	42,713,997
Hologic, Inc.(a)	223,962	14,886,754
IDEXX Laboratories, Inc.(a)	73,440	28,869,998
Intuitive Surgical, Inc.(a)(b)	101,045	71,695,469
Medtronic PLC	1,160,649	120,614,644
ResMed, Inc.	125,192	21,461,665
STERIS PLC	73,941	13,027,665
Stryker Corp.	282,152	58,792,012
Teleflex, Inc.	40,309	13,721,990

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc.(a)(b)	78,200	$13,450,400
West Pharmaceutical Services, Inc.	63,513	17,459,724
Zimmer Biomet Holdings, Inc.	179,086	24,380,768

		953,293,500

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	126,910	12,300,117
Anthem, Inc.	217,161	58,327,273
Cardinal Health, Inc.	254,665	11,956,522
Centene Corp.(a)	497,800	29,036,674
Cigna Corp.	317,056	53,712,457
CVS Health Corp.	1,129,987	65,991,241
DaVita, Inc.(a)	69,453	5,948,649
HCA Healthcare, Inc.	227,659	28,384,524
Henry Schein, Inc.(a)(b)	123,272	7,245,928
Humana, Inc.	114,227	47,277,413
Laboratory Corp. of America Holdings(a)	84,938	15,991,277
McKesson Corp.	140,617	20,942,090
Quest Diagnostics, Inc.	115,282	13,198,636
UnitedHealth Group, Inc.	820,558	255,825,368
Universal Health Services, Inc., Class B	67,089	7,179,865

		633,318,034

Health Care Technology — 0.1%
Cerner Corp.(b)	263,732	19,065,186

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	447,165	6,787,965
Chipotle Mexican Grill, Inc.(a)	24,149	30,034,353
Darden Restaurants, Inc.	112,179	11,300,913
Domino’s Pizza, Inc.(b)	33,697	14,330,660
Hilton Worldwide Holdings, Inc.	239,440	20,429,021
Las Vegas Sands Corp.	283,584	13,232,029
Marriott International, Inc., Class A	229,622	21,258,405
McDonald’s Corp.	642,488	141,019,691
MGM Resorts International	353,512	7,688,886
Norwegian Cruise Line Holdings Ltd.(a)(b)	225,621	3,860,375
Royal Caribbean Cruises Ltd.	153,843	9,958,257
Starbucks Corp.	1,009,361	86,724,297
Wynn Resorts Ltd.	85,011	6,104,640
Yum! Brands, Inc.	260,241	23,760,003

		396,489,495

Household Durables — 0.4%
D.R. Horton, Inc.	285,772	21,612,936
Garmin Ltd.	128,795	12,217,494
Leggett & Platt, Inc.	117,117	4,821,707
Lennar Corp., Class A	237,116	19,367,635
Mohawk Industries, Inc.(a)	50,377	4,916,291
Newell Brands, Inc.	333,665	5,725,691
NVR, Inc.(a)	3,042	12,420,851
PulteGroup, Inc.	231,556	10,718,727
Whirlpool Corp.	53,787	9,890,892

		101,692,224

Household Products — 1.8%
Church & Dwight Co., Inc.	213,668	20,022,828
Clorox Co.	109,273	22,965,907
Colgate-Palmolive Co.	740,313	57,115,148
Kimberly-Clark Corp.	293,749	43,374,977
Procter & Gamble Co.	2,149,638	298,778,186

		442,257,046

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	582,112	$10,542,048

Industrial Conglomerates — 1.1%
3M Co.	497,359	79,666,965
General Electric Co.	7,546,128	47,012,377
Honeywell International, Inc.	605,947	99,744,936
Roper Technologies, Inc.	90,602	35,797,756

		262,222,034

Insurance — 1.8%
Aflac, Inc.	572,468	20,809,212
Allstate Corp.	269,666	25,386,357
American International Group, Inc.	743,797	20,476,731
Aon PLC, Class A	200,016	41,263,301
Arthur J Gallagher & Co.	165,349	17,457,547
Assurant, Inc.	52,112	6,321,707
Chubb Ltd.	389,319	45,207,722
Cincinnati Financial Corp.	129,152	10,069,981
Everest Re Group Ltd.	34,513	6,817,698
Globe Life, Inc.	84,610	6,760,339
Hartford Financial Services Group, Inc.	307,460	11,332,976
Lincoln National Corp.	156,847	4,914,017
Loews Corp.	205,070	7,126,182
Marsh & McLennan Cos., Inc.	437,186	50,145,234
MetLife, Inc.	662,307	24,617,951
Principal Financial Group, Inc.	220,438	8,877,038
Progressive Corp.	505,455	47,851,425
Prudential Financial, Inc.	339,044	21,536,075
Travelers Cos., Inc.	219,868	23,787,519
Unum Group	173,973	2,927,966
W.R. Berkley Corp.	120,666	7,378,726
Willis Towers Watson PLC	111,946	23,376,564

		434,442,268

Interactive Media & Services(a) — 5.5%
Alphabet, Inc., Class A	259,439	380,233,798
Alphabet, Inc., Class C	253,502	372,546,539
Facebook, Inc., Class A	2,075,952	543,691,829
Twitter, Inc.(b)	682,937	30,390,696

		1,326,862,862

Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc.(a)	367,615	1,157,520,379
Booking Holdings, Inc.(a)	35,357	60,484,513
eBay, Inc.	574,090	29,910,089
Etsy, Inc.(a)(b)	103,033	12,531,904
Expedia Group, Inc.	116,285	10,662,171

		1,271,109,056

IT Services — 5.6%
Accenture PLC, Class A	549,318	124,140,375
Akamai Technologies, Inc.(a)	140,703	15,553,310
Automatic Data Processing, Inc.	370,497	51,680,627
Broadridge Financial Solutions, Inc.	99,873	13,183,236
Cognizant Technology Solutions Corp., Class A	464,998	32,280,161
DXC Technology Co.	220,706	3,939,602
Fidelity National Information Services, Inc.	534,843	78,734,238
Fiserv, Inc.(a)	479,908	49,454,519
FleetCor Technologies, Inc.(a)	72,372	17,231,773
Gartner, Inc.(a)(b)	76,998	9,620,900
Global Payments, Inc.(b)	257,743	45,770,002
International Business Machines Corp.	768,961	93,559,485
Jack Henry & Associates, Inc.	67,031	10,898,570
Leidos Holdings, Inc.	116,021	10,343,272

Security	Shares	Value

IT Services (continued)
Mastercard, Inc., Class A	762,726	$257,931,051
Paychex, Inc.	277,374	22,126,124
PayPal Holdings, Inc.(a)	1,013,074	199,605,970
VeriSign, Inc.(a)	86,729	17,766,436
Visa, Inc., Class A(b)	1,455,765	291,109,327
Western Union Co.	354,220	7,590,935

		1,352,519,913

Leisure Products — 0.0%
Hasbro, Inc.	109,344	9,044,936

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	266,207	26,870,935
Bio-Rad Laboratories, Inc., Class A(a)	18,020	9,288,589
Illumina, Inc.(a)	126,062	38,963,243
IQVIA Holdings, Inc.(a)	165,151	26,032,752
Mettler-Toledo International, Inc.(a)	20,698	19,989,093
PerkinElmer, Inc.	95,779	12,021,222
Thermo Fisher Scientific, Inc.	341,567	150,808,662
Waters Corp.(a)	53,469	10,462,814

		294,437,310

Machinery — 1.6%
Caterpillar, Inc.	467,553	69,735,530
Cummins, Inc.	127,509	26,924,801
Deere & Co.	270,580	59,968,645
Dover Corp.	124,309	13,467,637
Flowserve Corp.	112,148	3,060,519
Fortive Corp.	291,041	22,180,235
IDEX Corp.	65,171	11,887,842
Illinois Tool Works, Inc.	247,499	47,819,282
Ingersoll Rand Inc.(a)	320,494	11,409,586
Otis Worldwide Corp.	353,198	22,046,619
PACCAR, Inc.	298,344	25,442,776
Parker-Hannifin Corp.	110,721	22,403,287
Pentair PLC	142,497	6,522,088
Snap-on, Inc.	46,909	6,901,721
Stanley Black & Decker, Inc.	137,876	22,363,487
Westinghouse Air Brake Technologies Corp.	154,454	9,557,614
Xylem, Inc.	156,792	13,189,343

		394,881,012

Media — 1.3%
Charter Communications, Inc., Class A(a)(b)	129,150	80,633,511
Comcast Corp., Class A	3,936,124	182,085,096
Discovery, Inc., Class A(a)(b)	134,754	2,933,595
Discovery, Inc., Class C(a)	267,283	5,238,747
DISH Network Corp., Class A(a)	213,018	6,183,913
Fox Corp., Class A	303,158	8,436,887
Fox Corp., Class B(a)	133,124	3,723,478
Interpublic Group of Cos., Inc.	340,340	5,673,468
News Corp., Class A, Class A	332,273	4,658,467
News Corp., Class B, Class B	114,231	1,596,949
Omnicom Group, Inc.	185,083	9,161,609
ViacomCBS, Inc., Class B	486,782	13,634,764

		323,960,484

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(b)	1,253,904	19,611,059
Newmont Corp.	693,403	43,996,420
Nucor Corp.	259,631	11,647,047

		75,254,526

4

Schedule of Investments (unaudited) (continued) September 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.5%
Dollar General Corp.	215,026	$45,073,750
Dollar Tree, Inc.(a)	206,058	18,821,338
Target Corp.	430,895	67,831,491

		131,726,579

Multi-Utilities — 0.9%
Ameren Corp.	214,214	16,940,043
CenterPoint Energy, Inc.	470,418	9,102,588
CMS Energy Corp.	247,137	15,176,683
Consolidated Edison, Inc.	289,441	22,518,510
Dominion Energy, Inc.	725,407	57,256,374
DTE Energy Co.	167,263	19,241,936
NiSource, Inc.	321,488	7,072,736
Public Service Enterprise Group, Inc.	435,757	23,927,417
Sempra Energy	249,759	29,561,475
WEC Energy Group, Inc.	272,192	26,375,405

		227,173,167

Oil, Gas & Consumable Fuels — 1.9%
Apache Corp.	317,469	3,006,431
Cabot Oil & Gas Corp.	344,150	5,974,444
Chevron Corp.	1,612,321	116,087,112
Concho Resources, Inc.	169,845	7,493,561
ConocoPhillips	926,943	30,440,808
Devon Energy Corp.	330,941	3,130,702
Diamondback Energy, Inc.	136,845	4,121,771
EOG Resources, Inc.	506,533	18,204,796
Exxon Mobil Corp.	3,650,824	125,332,788
Hess Corp.	236,028	9,660,626
HollyFrontier Corp.	129,331	2,549,114
Kinder Morgan, Inc.	1,677,834	20,687,693
Marathon Oil Corp.	684,055	2,797,785
Marathon Petroleum Corp.	565,354	16,587,486
Noble Energy, Inc.	412,314	3,525,285
Occidental Petroleum Corp.	722,809	7,235,318
ONEOK, Inc.	383,542	9,964,421
Phillips 66	377,602	19,574,888
Pioneer Natural Resources Co.	141,842	12,196,994
Valero Energy Corp.	352,074	15,251,846
Williams Cos., Inc.	1,055,312	20,736,881

		454,560,750

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	193,936	42,326,532

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,946,137	117,332,600
Catalent, Inc.(a)	141,724	12,140,078
Eli Lilly & Co.	685,459	101,461,641
Johnson & Johnson	2,273,285	338,446,671
Merck & Co., Inc.	2,183,847	181,150,109
Mylan NV(a)	452,280	6,707,312
Perrigo Co. PLC	116,394	5,343,648
Pfizer, Inc.	4,798,031	176,087,738
Zoetis, Inc.	409,831	67,773,752

		1,006,443,549

Professional Services — 0.3%
Equifax, Inc.	105,425	16,541,183
IHS Markit Ltd.	322,064	25,285,245
Nielsen Holdings PLC	313,402	4,444,040

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	98,980	$5,240,001
Verisk Analytics, Inc.	140,211	25,982,500

		77,492,969

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	291,463	13,690,017

Road & Rail — 1.0%
CSX Corp.	660,577	51,307,016
JB Hunt Transport Services, Inc.	71,440	9,028,587
Kansas City Southern	81,200	14,683,396
Norfolk Southern Corp.	220,059	47,090,426
Old Dominion Freight Line, Inc.	83,696	15,142,280
Union Pacific Corp.	586,137	115,392,791

		252,644,496

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.(a)	1,012,926	83,049,803
Analog Devices, Inc.	318,578	37,190,796
Applied Materials, Inc.	788,565	46,880,189
Broadcom, Inc.	347,649	126,655,484
Intel Corp.	3,672,209	190,146,982
KLA Corp.	133,954	25,952,248
Lam Research Corp.	126,318	41,905,996
Maxim Integrated Products, Inc.	230,519	15,585,390
Microchip Technology, Inc.	217,977	22,399,317
Micron Technology, Inc.(a)	962,004	45,175,708
NVIDIA Corp.	532,742	288,330,625
Qorvo, Inc.(a)	99,482	12,834,173
QUALCOMM, Inc.	974,190	114,642,679
Skyworks Solutions, Inc.	143,117	20,823,523
Teradyne, Inc.	143,359	11,391,306
Texas Instruments, Inc.	790,862	112,927,185
Xilinx, Inc.	210,533	21,945,960

		1,217,837,364

Software — 9.1%
Adobe, Inc.(a)	414,162	203,117,470
ANSYS, Inc.(a)	74,514	24,383,216
Autodesk, Inc.(a)	189,334	43,738,047
Cadence Design Systems, Inc.(a)(b)	240,722	25,668,187
Citrix Systems, Inc.	106,662	14,688,424
Fortinet, Inc.(a)	115,935	13,658,302
Intuit, Inc.	226,348	73,836,981
Microsoft Corp.	6,534,212	1,374,340,810
NortonLifeLock, Inc.	510,295	10,634,548
Oracle Corp.	1,669,262	99,654,941
Paycom Software, Inc.(a)	42,795	13,322,084
salesforce.com, Inc.(a)	785,730	197,469,664
ServiceNow, Inc.(a)	165,633	80,332,005
Synopsys, Inc.(a)(b)	130,891	28,008,056
Tyler Technologies, Inc.(a)(b)	34,089	11,882,062

		2,214,734,797

Specialty Retail — 2.5%
Advance Auto Parts, Inc.(b)	59,306	9,103,471
AutoZone, Inc.(a)	20,282	23,884,894
Best Buy Co., Inc	198,275	22,066,025
CarMax, Inc.(a)	140,808	12,941,663
Gap, Inc.	180,058	3,066,388
Home Depot, Inc.	929,455	258,118,948
L Brands, Inc.	200,125	6,365,976
Lowe’s Cos., Inc.	652,532	108,228,958

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive, Inc.(a)	63,951	$29,486,527
Ross Stores, Inc.	307,115	28,659,972
Tiffany & Co.	94,104	10,901,948
TJX Cos., Inc.	1,035,317	57,615,391
Tractor Supply Co.	98,685	14,145,508
Ulta Beauty, Inc.(a)(b)	49,300	11,042,214

		595,627,883

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	13,880,988	1,607,557,220
Hewlett Packard Enterprise Co.	1,101,086	10,317,176
HP, Inc.	1,185,932	22,520,849
NetApp, Inc.	191,688	8,403,602
Seagate Technology PLC	192,709	9,494,772
Western Digital Corp.	259,683	9,491,414
Xerox Holdings Corp.	160,203	3,007,010

		1,670,792,043

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	298,358	4,699,139
NIKE, Inc., Class B	1,074,871	134,939,305
PVH Corp.	63,061	3,760,958
Ralph Lauren Corp.	42,619	2,896,814
Tapestry, Inc.	237,843	3,717,486
Under Armour, Inc., Class A(a)(b)	164,871	1,851,501
Under Armour, Inc., Class C(a)	169,421	1,667,103
VF Corp.	274,173	19,260,653

		172,792,959

Tobacco — 0.7%
Altria Group, Inc.	1,603,724	61,967,895
Philip Morris International, Inc.	1,344,623	100,833,279

		162,801,174

Trading Companies & Distributors — 0.2%
Fastenal Co.	493,888	22,269,410
United Rentals, Inc.(a)(b)	62,237	10,860,357
W.W. Grainger, Inc.	38,855	13,862,298

		46,992,065

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co., Inc.	157,399	$22,803,967

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)	502,324	57,445,773

Total Common Stocks — 99.0% (Cost: $13,156,640,893)		24,062,837,427

Investment Companies

Equity Funds — 0.2%
iShares Core S&P 500 ETF(c)	116,868	39,274,660

Total Investment Companies — 0.2% (Cost: $35,081,012)		39,274,660

Total Long-Term Investments — 99.2% (Cost: $13,191,721,905)		24,102,112,087

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)(e)	292,142,956	292,405,885
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)(d)	183,746,460	183,746,460

Total Short-Term Securities — 1.9% (Cost: $475,832,893)		476,152,345

Total Investments — 101.1% (Cost: $13,667,554,798)		24,578,264,432

Liabilities in Excess of Other Assets — (1.1)%		(276,418,390)

Net Assets — 100.0%		$24,301,846,042

(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliate of the Fund.
(d) Annualized 7-day yield as of period end.
(e) All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$139,403,854	$152,780,148	(a)	$—		$(81,081)	$302,964	$292,405,885	292,142,956	$1,467,544	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	215,380,072	—		(31,633,612	)(a)	—	—	183,746,460	183,746,460	967,908		—
BlackRock, Inc	50,696,290	16,775,336		(6,914,032)		204,788	8,241,498	69,003,880	122,445	1,332,693		—
iShares Core S&P 500 ETF	94,603,944	41,630,812		(92,287,653)		(2,419,239)	(2,253,204)	39,274,660	116,868	798,608		—

						$(2,295,532)	$6,291,258	$584,430,885		$4,566,753		$—

(a) Represents net amount purchased (sold).

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) September 30, 2020	S&P 500 Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1,104	12/18/20	$185,030	$1,899,763

FairValue Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$24,062,837,427	$—	$—	$24,062,837,427
Investment Companies	39,274,660	—	—	39,274,660
Short-Term Securities
Money Market Funds.	476,152,345	—	—	476,152,345

	$24,578,264,432	$—	$—	$24,578,264,432

Derivative Financial Instruments
Assets
Equity Contracts	$1,899,763	$—	$—	$1,899,763

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	7